Share-based payment arrangements - Summary of status and movements in RSUs and PSUs (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restricted Shares Without Performance Criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
At January 1,	480,825	328,677
Granted (in shares)	447,136	383,427
Redeemed (in shares)	(175,670)	(145,598)
Forfeited (in shares)	(72,042)	(85,681)
At December 31,	680,249	480,825
Restricted share units with performance criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
At January 1,	251,943	566,740
Granted (in shares)	186,117	222,144
Redeemed (in shares)	(386,310)	(444,288)
Forfeited (in shares)	(51,750)	(92,653)
At December 31,	0	251,943
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
At January 1,	689,175	342,670
Granted (in shares)	411,870	421,502
Redeemed (in shares)	(27,874)	0
Forfeited (in shares)	(98,869)	(74,997)
At December 31,	974,302	689,175